Anglesea Enterprises, Inc. (A Development Stage Company) Statements of Stockholders' Equity (Deficit) From Inception (February 8, 2011) through September 30, 2012 (Audited) (USD $)	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2011 Preferred Stock Shares	Sep. 30, 2012 Preferred Stock Shares	Sep. 30, 2011 Preferred Stock Amount	Sep. 30, 2012 Preferred Stock Amount	Sep. 30, 2011 Common Stock Shares	Sep. 30, 2012 Common Stock Shares	Sep. 30, 2011 Common Stock Amount	Sep. 30, 2012 Common Stock Amount	Sep. 30, 2011 Additional Paid-In Capital	Sep. 30, 2012 Additional Paid-In Capital	Sep. 30, 2011 Accumulated Deficit During Exploration Stage	Sep. 30, 2012 Accumulated Deficit During Exploration Stage	Sep. 30, 2011 Total Stockholders' Equity (Deficit)	Sep. 30, 2012 Total Stockholders' Equity (Deficit)
Balances, shares and amount	$ 0		$ 0		$ 0		$ 0		$ 0		$ 0		$ 0
Issuance of common stock on February 8, 2011 (60,000,000 issued at cash price of $0.000003 per share for a total value of $180 and for services for a total value of $420)	0		0		60,000,000		600		0		0		600
Issuance of common stock on February 10, 2011 for cash at a price of $0.01 per share	0		0		6,000,000		60		59,940		0		60,000
Issuance of common stock on June 2011 for cash at a price of $0.01 per share	0		0		33,000		0		330		0		330
Loss for the period	0	0	0	0	0	0	0	0	0	0	(15,570)	(57,093)	(15,570)	(57,093)
Balance	$ 0	$ 0	$ 0	$ 0	$ 66,033,000	$ 66,033,000	$ 660	$ 660	$ 60,270	$ 60,270	$ (15,570)	$ (72,663)	$ 45,360	$ (11,733)